Feb. 29, 2016

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 6, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016,

AS REVISED MARCH 21, 2016, AS PREVIOUSLY SUPPLEMENTED

MARCH 24, 2016 OF:

PowerShares S&P Emerging Markets Momentum Portfolio

The PowerShares S&P Emerging Markets Momentum Portfolio may utilize a “sampling” methodology to seek its investment objective, particularly in instances when the composition of its underlying index makes investing in all of its components in proportion to their weighting in the underlying index impracticable. Therefore, effective immediately, the last sentence of the third paragraph of the section titled “PowerShares S&P Emerging Markets Momentum Portfolio—Summary Information—Principal Investment Strategies” appearing on page 4 is deleted and replaced with the following:

“While the Fund generally seeks to invest in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index, at times the composition of the Underlying Index may make such “full replication” impracticable. In such circumstances, the Fund will utilize a “sampling” methodology to seek to achieve its investment objective.”

Effective immediately, on page 5, under the section titled “PowerShares S&P Emerging Markets Momentum Portfolio—Summary Information—Principal Risks of Investing in the Fund,” the following is added to the end of the subsection titled “Non-Correlation Risk:”

“Additionally, the Fund’s potential use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index.”

Effective immediately, on page 5, under the section titled “PowerShares S&P Emerging Markets Momentum Portfolio—Summary Information—Principal Risks of Investing in the Fund,” the following is added as a new subsection immediately before “Index Risk:”

“Sampling Risk. The Fund may use a representative sampling approach that could result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.”